Revenue Recognition (Details) - Schedule of Service - SoundHound, Inc. [Member] - Revenue Benchmark [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	$ 21,197	$ 13,017
Product Royalties [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	18,356	10,372
Service Subscriptions [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	1,550	1,271
Monetization [Member]
Revenue Recognition (Details) - Schedule of Service [Line Items]
Total	$ 1,291	$ 1,374